Offerings	Jun. 02, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	There are being registered pursuant to this Registration Statement such indeterminate number of (a) shares of Common Stock, (b) shares of Preferred Stock, (c) warrants to purchase Common Stock or Preferred Stock of the Registrant, (d) subscription rights to purchase Common Stock, Preferred Stock, warrants or units consisting of some or all of these securities of the Registrant, and (e) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the Registration Statement with an aggregate initial offering price not to exceed $75,000,000, or the equivalent thereof in foreign currencies. The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under the Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act. Any securities registered under the Registration Statement may be sold separately or as units with other securities registered under the Registration Statement.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,528
Proposed Maximum Offering Price per Unit	3.935
Maximum Aggregate Offering Price	$ 17,817.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 2.46
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock, par value $0.0001 per share ("Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Stock on May 27, 2026. All the shares of Common Stock are to be offered for resale by the selling stockholders named in the resale prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of warrants
Amount Registered | shares	412,540
Proposed Maximum Offering Price per Unit	3.935
Maximum Aggregate Offering Price	$ 1,623,344.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 224.18
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock, par value $0.0001 per share ("Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Stock on May 27, 2026. All the shares of Common Stock are to be offered for resale by the selling stockholders named in the resale prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	958,609
Maximum Aggregate Offering Price	$ 114,649,636.00
Carry Forward Form Type	S-1
Carry Forward File Number	333-289870
Carry Forward Initial Effective Date	Dec. 23, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,418.70
Offering Note	The registrant previously registered the offer and sale of 1,054,607 shares of Common Stock pursuant to a registration statement on Form S-1 (File No. 333-289870) initially filed with the Securities and Exchange Commission (the "Commission") on August 26, 2025 (the "2025 Registration Statement"), 958,609 shares of which remain unsold (the "2025 Unsold Securities"), and, in connection therewith, paid a filing fee of $17,418.70. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include the 2025 Unsold Securities, and the filing fee associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the 2025 Registration Statement) is hereby carried forward to be applied to the 2025 Unsold Securities and no additional filing fee is due with respect thereto. Pursuant to Rule 415(a)(6), the offering of the 2025 Unsold Securities pursuant to the 2025 Registration Statement shall be deemed terminated as of the date of the effective date of this Registration Statement.